Document and Entity Information	9 Months Ended
Oct. 31, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Oct 31, 2011
Trading Symbol	CLGL
Entity Registrant Name	CALIFORNIA GOLD CORP.
Entity Central Index Key	0001363573
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Oct. 31, 2011	Jan. 31, 2011	Jan. 31, 2010
Current assets:
Cash	$ 1,064,399	$ 1,268,254	$ 373
Due from third party	5,907
Prepaid expenses	18,812
Prepaid expenses - related party		33,784
Total current assets	1,089,118	1,302,038	373
Property and equipment, net	8,306
Mining rights	47,500	20,000
Total assets	1,144,924	1,322,038	373
Current liabilities:
Accounts payable	46,842	27,129	29,519
Accounts payable - related party	9,400	52,250	175,394
Notes and interest payable - related party			20,930
Derivative liabilities	2,159,709	2,305,770
Other accrued liabilities		2,500	142
Total current liabilities	2,215,951	2,387,649	225,985
Total liabilities	2,215,951	2,387,649	225,985
Commitments and contingencies
Stockholders' deficit:
Preferred stock	22,000	22,000
Common stock	109,451	92,701	58,063
Additional paid-in capital	1,955,049	1,678,791	960,005
Deficit accumulated during the exploration stage	(3,157,527)	(2,859,103)	(1,243,680)
Total stockholders' deficit	(1,071,027)	(1,065,611)	(225,612)
Total liabilities and stockholders' deficit	$ 1,144,924	$ 1,322,038	$ 373

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Oct. 31, 2011	Jan. 31, 2011	Jan. 31, 2010
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	22,000,000	22,000,000	10,000,000
Preferred stock, shares issued	22,000,000	22,000,000
Preferred stock, shares outstanding	22,000,000	22,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	109,451,260	92,701,260	58,063,002
Common stock, shares outstanding	109,451,260	92,701,260	58,063,002

CONSOLIDATED STATEMENTS OF EXPENSES (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		81 Months Ended	90 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Oct. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2011	Oct. 31, 2011
Expenses:
Mineral property expenses	$ 85,387		$ 215,795		$ 52,452		$ 78,102	$ 293,897
Bad debt expense							559,483	559,483
Depreciation expense	440		503					503
General and administrative expenses	222,960	266,039	773,824	394,377	489,756	182,380	1,148,181	1,922,005
Total operating expenses	308,787	266,039	990,122	394,377	542,208	182,380	1,785,766	2,775,888
Loss from operations	(308,787)	(266,039)	(990,122)	(394,377)	(542,208)	(182,380)	(1,785,766)	(2,775,888)
Other income (expenses):
Interest income	571		1,603		271	1	291	1,894
Interest expense		(565)		(1,621)	(1,621)	(142)	(1,763)	(1,763)
Realized and unrealized gain (loss) on derivatives, net	176,140	(67,056)	690,095	(67,056)	(1,062,247)		(1,062,247)	(372,152)
Amortization of debt discount		(716)		(716)	(9,618)		(9,618)	(9,618)
Total other income (expenses)	176,711	(68,337)	691,698	(69,393)	(1,073,215)	(141)	(1,073,337)	(381,639)
Net loss	$ (132,076)	$ (334,376)	$ (298,424)	$ (463,770)	$ (1,615,423)	$ (182,521)	$ (2,859,103)	$ (3,157,527)
Loss per common share:
Loss per common share - basic and diluted	$ 0	$ (0.01)	$ 0	$ (0.01)	$ (0.03)	$ 0
Weighted average number of common shares outstanding - basic and diluted	109,443,018	58,766,299	102,791,334	58,298,296	62,444,953	58,148,618

STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Total	Cash Period Issuance01	Cash Period Issuance02	Cash Period Issuance03	Services	Services Period Issuance01	Expenses paid by officer Period Issuance02	Donated services	Forgiveness of related party debt	Common Stock	Common Stock Cash Period Issuance01	Common Stock Cash Period Issuance02	Common Stock Cash Period Issuance03	Common Stock Services	Common Stock Services Period Issuance01	Common Stock Expenses paid by officer Period Issuance02	Preferred Stock	Additional Paid-In Capital	Additional Paid-In Capital Cash Period Issuance01	Additional Paid-In Capital Cash Period Issuance02	Additional Paid-In Capital Cash Period Issuance03	Additional Paid-In Capital Services	Additional Paid-In Capital Services Period Issuance01	Additional Paid-In Capital Donated services	Additional Paid-In Capital Forgiveness of related party debt	Deficit Accumulated During the Stage
Beginning Balance at Jan. 31, 2005
Common stock issued (in shares)											46,990,000	6,985,000	1,778,000
Common stock issued		$ 7,400	$ 11,000	$ 56,000							$ 46,990	$ 6,985	$ 1,778						$ (39,590)	$ 4,015	$ 54,222
Loss for the year ended	(29,275)																									(29,275)
Ending Balance at Jan. 31, 2006	45,125									55,753								18,647								(29,275)
Ending Balance (in shares) at Jan. 31, 2006										55,753,000
Loss for the year ended	(21,158)																									(21,158)
Ending Balance at Jan. 31, 2007	23,967									55,753								18,647								(50,433)
Ending Balance (in shares) at Jan. 31, 2007										55,753,000
Common stock issued (in shares)															12,700,000	31,000,002
Common stock issued						2,000	31,000								12,700	31,000							(10,700)
Cancellation of common stock (shares)										(44,450,000)
Cancellation of common stock										(44,450)								44,450
Common stock issued for convertible notes (in shares)										1,190,000
Common stock issued for convertible notes	595,000									1,190								593,810
Contribution to capital								235,668																235,668
Loss for the year ended	(935,664)																									(935,664)
Ending Balance at Jan. 31, 2008	(48,029)									56,313								881,875								(986,097)
Ending Balance (in shares) at Jan. 31, 2008										56,313,002
Common stock issued (in shares)											4,000,000	120,000
Common stock issued		20,000	60,000								4,000	120							16,000	59,880
Cancellation of common stock (shares)										(2,000,000)
Cancellation of common stock										(2,000)								2,000
Loss for the year ended	(75,062)																									(75,062)
Ending Balance at Jan. 31, 2009	(43,091)									58,313								959,755								(1,061,159)
Ending Balance (in shares) at Jan. 31, 2009										58,313,002
Cancellation of common stock (shares)										(250,000)
Cancellation of common stock										(250)								250
Loss for the year ended	(182,521)																									(182,521)
Ending Balance at Jan. 31, 2010	(225,612)									58,063								960,005								(1,243,680)
Ending Balance (in shares) at Jan. 31, 2010										58,063,002
Common stock issued (in shares)														4,500,000
Common stock issued					234,445									4,500								229,945
Cancellation of common stock (shares)										(15,000,000)
Cancellation of common stock	(63,000)									(15,000)								(48,000)
Common stock, preferred stock, and derivative warrants instruments sold in private placement offering at $0.025 per share, less offering costs of $15,500 (in shares)										41,478,258							22,000,000
Common stock, preferred stock, and derivative warrants instruments sold in private placement offering at $0.025 per share, less offering costs of $15,500	1,586,956									41,478							22,000	1,523,478
Derivatives resulting on above stock issued	(1,323,133)																	(1,323,133)
Common stock issued for convertible notes (in shares)										3,660,000
Common stock issued for convertible notes	182,865									3,660								179,205
Contribution to capital									157,291																157,291
Loss for the year ended	(1,615,423)																									(1,615,423)
Ending Balance at Jan. 31, 2011	$ (1,065,611)									$ 92,701							$ 22,000	$ 1,678,791								$ (2,859,103)
Ending Balance (in shares) at Jan. 31, 2011										92,701,260							22,000,000

STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical) (USD $)	12 Months Ended
Jan. 31, 2011
Common stock, preferred stock, and derivative warrants instruments sold in private placement, per share	$ 0.025
Common stock, preferred stock, and derivative warrants instruments sold in private placement, offering costs	$ 15,500

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		81 Months Ended	90 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2011	Oct. 31, 2011
Cash flows from operating activities:
Net loss	$ (298,424)	$ (463,770)	$ (1,615,423)	$ (182,521)	$ (2,859,103)	$ (3,157,527)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	503					503
Stock-based compensation	423,042	220,000	234,445		503,113	926,155
Amortization of debt discount		716	9,618		9,618	9,618
Unrealized and realized (gain) loss on derivatives, net	(690,095)	67,056	1,062,247		1,062,247	372,152
Changes in operating assets and liabilities:
Prepaid expenses			(33,784)		(33,784)
Due from third party	(5,907)					(5,907)
Accounts payable	19,713	30,286	(3,320)	(17,685)	(31,218)	(11,505)
Accounts payable - related party	(42,850)	78,207	34,521	175,394	209,915	167,064
Accrued expenses	(2,500)		2,500		2,642	142
Interest accrued on notes payable from related party		1,621	1,621	142	1,621	1,621
Net cash used in operating activities	(581,546)	(65,884)	(307,575)	(24,670)	(1,134,949)	(1,716,495)
Cash flows from investing activities:
Purchase of property and equipment	(8,809)					(8,809)
Acquisition of mining rights	(10,000)		(20,000)		(20,000)	(30,000)
Net cash used in investing activities	(18,809)		(20,000)		(20,000)	(38,809)
Cash flows from financing activities:
Proceeds from related party loans		66,500	71,500	20,930	92,430	92,430
Proceeds from common and preferred stock issued, net of offering costs	396,500		1,586,956		2,393,773	2,790,273
Payments from cancellation of common stock			(63,000)		(63,000)	(63,000)
Net cash provided by financing activities	396,500	66,500	1,595,456	20,930	2,423,203	2,819,703
Net increase (decrease) in cash	(203,855)	616	1,267,881	(3,740)	1,268,254	1,064,399
Cash - beginning of period	1,268,254	373	373	4,113
Cash - end of period	1,064,399	989	1,268,254	373	1,268,254	1,064,399
Cash paid during the period for :
Interest
Income taxes
Noncash investing and financing activities:
Issuance of common stock for convertible notes			182,865		3,660	3,660
Re-class of derivatives related to convertible notes			91,365		91,365	91,365
Common stock cancellation			15,000	250	61,700	61,700
Issuance of common stock for acquisition of mining rights	17,500					17,500
Forgiveness of related party debt
Changes in operating assets and liabilities:
Prepaid expenses	33,784
Noncash investing and financing activities:
Contributed capital		374	374		374	374
Related party note receivable write-off					557,927	557,927
Derivative
Noncash investing and financing activities:
Debt discount due to derivative liabilities		9,618	9,618		9,618	9,618
Issuance of derivative warrant instruments	544,035		1,323,133		1,323,133	1,867,168
Stockholders
Noncash investing and financing activities:
Contributed capital			157,665		157,665	157,665
All Other
Changes in operating assets and liabilities:
Prepaid expenses	$ (18,812)					$ (18,812)

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	9 Months Ended	90 Months Ended
	Oct. 31, 2011	Oct. 31, 2011
Proceeds from common and preferred stock issued, offering costs	$ 3,500	$ 3,500

GENERAL ORGANIZATION AND BUSINESS	81 Months Ended	90 Months Ended
	Jan. 31, 2011	Oct. 31, 2011
GENERAL ORGANIZATION AND BUSINESS

NOTE 1 – GENERAL ORGANIZATION AND BUSINESS

California Gold Corp. (“California Gold” or the “Company”) is a Nevada corporation whose principal focus is the identification, acquisition and development of rare and precious metals mining properties in the Americas. The Company is still in the exploration stage and has not generated any revenues from its mining properties to date.

The Company was incorporated on April 19, 2004 under the name of Arbutus Resources Inc. On August 9, 2007, the Company changed its name to US Uranium Inc. On March 9, 2009, the Company changed its name to California Gold Corp.

NOTE 1 – GENERAL ORGANIZATION AND BUSINESS

California Gold Corp. (“California Gold” or the “Company”) is a Nevada corporation whose principal focus is the identification, acquisition, and development of rare and precious metals mining properties in the Americas. The Company is still in the exploration stage and has not generated any revenues from its mining properties to date.

The Company was incorporated on April 19, 2004 under the name of Arbutus Resources, Inc. On August 9, 2007, the Company changed its name to US Uranium, Inc. On March 9, 2009, the Company changed its name to California Gold Corp.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	81 Months Ended	90 Months Ended
	Jan. 31, 2011	Oct. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of January 31, 2011 and 2010, and the reported revenues and expenses for the years then ended and cumulative from inception.  Actual results could differ from those estimates made by management.

Cash and Cash Equivalents

The Company considers all highly liquid short-term investments purchased with an original maturity of three months or less to be cash equivalents. These investments are carried at cost, which approximates fair value. The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation (FDIC) and, at times, balances may exceed government insured limits. The Company has never experienced any losses related to these balances. Beginning December 31, 2010 through December 31, 2012, all noninterest-bearing transaction accounts are fully insured, regardless of the balance of the account, at all FDIC-insured institutions. Beginning 2013, insurance coverage will revert to $250,000 per depositor at each financial institution.

Mineral Rights, Exploration and Development Costs

Mineral claims and rights include acquired interests in production, development and exploration stage properties. The mineral rights are capitalized at their fair value at the acquisition date, either as an individual asset purchase or as part of a business combination.  Such costs are carried as an asset of the Company until it becomes apparent through exploration activities that the cost of such properties will not be realized through mining operations.  Mineral exploration costs are expensed as incurred, and when it becomes apparent that a mineral property can be economically developed as a result of establishing proven or probable reserve, the exploration costs, along with mine development cost, are capitalized.  The costs of acquiring mineral claims, capitalized exploration costs, and mine development costs are recognized for depletion and amortization purposes under the units-of-production method over the estimated life of the probable and proven reserves.  If mineral properties, exploration, or mine development activities are subsequently abandoned or impaired, any capitalized costs are charged to operations in the current period.

Derivative Financial Instruments

For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported as charges or credits to income. For warrants and convertible derivative financial instruments, the Company uses the Black-Scholes model to value the derivative instruments at inception and subsequent valuation dates.  The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period, in accordance with FASB ASC Topic 815, Derivatives and Hedging .  Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Fair Value Measurements

The Company measures fair value in accordance with FASB ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).

Income Taxes

The Company accounts for income taxes in accordance with FASB ASC Topic 740, Income Taxes.  Under FASB ASC Topic 740, deferred tax assets and liabilities are determined based on temporary differences between the bases of certain assets and liabilities for income tax and financial reporting purposes. The deferred tax assets and liabilities are classified according to the financial statement classification of the assets and liabilities generating the differences.

The Company maintains a valuation allowance with respect to deferred tax assets.  The Company establishes a valuation allowance based upon the potential likelihood of realizing the deferred tax asset and taking into consideration the Company’s financial position and results of operations for the current period.  Future realization of the deferred tax benefit depends on the existence of sufficient taxable income within the carryforward period under the Federal tax laws.

Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about the realizability of the related deferred tax asset.  Any change in the valuation allowance will be included in income in the year of the change in estimate.

 Net Earnings (Loss) per Common Share

Basic net earnings (loss) per share are computed by dividing the net earnings (loss) attributable to the common stockholders by the weighted-average number of shares of common stock outstanding during the period.  Diluted net earnings (loss) per share are computed using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported, which is the case for all periods presented in these financial statements, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive.

Acquisition-Related Costs

For the year ended January 31, 2011, the Company incurred certain costs related to the AuroTellurio Acquisition (as defined below in Note 4). Those costs included legal, valuation, travel, and other professional or consulting fees. The Company accounted for those acquisition-related costs under FASB ASC Topic 805, Business Combinations. The costs were recognized as mineral property expenses in the periods in which the costs were incurred and the services received. The Company recorded $52,452 in costs for the year ended January 31, 2011 and none for the year ended January 31, 2010.

Stock-Based Compensation

The Company accounts for its stock-based compensation in which the Company obtains employee services in share-based payment transactions under FASB ASC Topic 718, Compensation – Stock Compensation , which requires the Company to expense the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of such instruments over the vesting period.

The Company also adopted FASB ASC Topic 505-50, Equity-Based Payments to Non-Employees, to account for equity instruments issued to parties other than employees for acquiring goods or services.  Such awards for services are recorded at either the fair value of the consideration received or the fair value of the instruments issued in exchange for such services, whichever is more reliably measurable.

For the year ended January 31, 2011, the Company recorded $489,756 in the general and administrative expense on the statements of operations. The Company did not issue any share-based payments to employees and non-employees in the year ended January 31, 2010.

New Accounting Pronouncements

The Company does not expect adoption of the new accounting pronouncements will have a material effect on the Company’s financial statements.

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Reclassifications

Certain amounts in prior periods have been reclassified to conform to current period presentation.

Acquisition-Related Costs

For the three and nine months ended October 31, 2011, the Company incurred certain costs related to the AuroTellurio Acquisition (as defined below in Note 4). Those costs included legal, valuation, travel, and other professional or consulting fees. The Company accounted for those acquisition-related costs under FASB ASC Topic 805, Business Combinations . The costs were recognized as mineral property expenses in the periods in which the costs were incurred and the services received. The Company recorded $85,387 and $215,795 in costs for the three and nine months ended October 31, 2011, respectively, and none for the three and nine months ended October 31, 2010.

Costs of acquisition and option costs of mining rights are capitalized upon acquisition. As of October 31, 2011 and January 31, 2010, the Company capitalized $47,500 and $20,000, respectively, of costs related to the first closing under the AuroTellurio Option Agreement conducted on August 4, 2011.

To determine if capitalized costs are in excess of their recoverable amount, periodic evaluation of the carrying value of capitalized costs and any related property and equipment costs are performed based upon expected future cash flows and/or estimated salvage value in accordance with ASC 360-10-35-15, Impairment or Disposal of Long-Lived Assets . As of October 31, 2011, no impairment was required for the Company’s capitalized mining rights.

Stock-Based Compensation

The Company accounts for its stock-based compensation in which the Company obtains employee services in share-based payment transactions under FASB ASC Topic 718, Compensation – Stock Compensation , which requires the Company to expense the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of such instruments over the vesting period.

The Company also adopted FASB ASC Topic 505-50, Equity-Based Payments to Non-Employees, to account for equity instruments issued to parties other than employees for acquiring goods or services.  Such awards for services are recorded at either the fair value of the consideration received or the fair value of the instruments issued in exchange for such services, whichever is more reliably measurable.

For the three and nine months ended October 31, 2011, the Company recorded $82,498 and $423,042, respectively, in stock-based compensation as a component of general and administrative expenses. The Company recorded $220,000 in stock-based compensation to a non-employee during the three and nine months ended October 31, 2010.

Net Earnings (Loss) Per Share

Basic net earnings (loss) per common share are computed by dividing net earnings (loss) by the weighted-average number of common shares outstanding during the period. Diluted net earnings (loss) per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported, which is the case for all periods presented in these consolidated financial statements, the diluted weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. For the three and nine months ended October 31, 2011, the Company excluded options and outstanding warrants to purchase 11,000,000 and 19,369,565 shares of common stock, respectively, as the effect would be anti-dilutive.

New Accounting Pronouncements

The Company does not expect adoption of the new accounting pronouncements will have a material effect on the Company’s consolidated financial statements.

MINING RIGHTS	81 Months Ended	90 Months Ended
	Jan. 31, 2011	Oct. 31, 2011
MINING RIGHTS

NOTE 3 – MINING RIGHTS

On October 5, 2010, the Company entered into a binding offer letter agreement, as amended November 21, 2010, with Mexivada Mining Corp., pursuant to which the Company would be granted an option to acquire up to an 80% legal and beneficial ownership interest in Mexivada’s La Viuda and La Viuda-1 concessions comprising its AuroTellurio tellurium-gold-silver property (the “Property”) in Moctezuma, Sonora, Mexico. Under the terms of the Letter Agreement, the Company paid a deposit of $20,000, which will be credited to the Company towards its first annual payment due at the closing of the acquisition. The $20,000 the Company paid to Mexivada is included in the balance sheet at January 31, 2011 as “Mineral rights” pending the Closing of the acquisition. The Company will pay an additional $10,000 and issue 250,000 common shares to Mexivada upon the Closing, which the Company expects to be prior to the end of the Company’s second fiscal quarter. Additionally, the Company will make the following cash payments and share issuances to Mexivada: (i) $40,000 and 250,000 shares on the first anniversary of the Closing; (ii) $50,000 and 300,000 shares on the second anniversary of the Closing; (iii) $70,000 and 350,000 shares on the third anniversary of the Closing; and (iv) $100,000 and 500,000 shares on the fourth anniversary of the Closing.

On February 11, 2011, the Company entered into a property option agreement (the “AuroTellurio Option Agreement”) with Mexivada, which formalized and replaced the Letter Agreement. Under the terms of the AuroTellurio Option Agreement, in addition to cash payments and share issuances mentioned above, the Company will incur $3,000,000 in cumulative exploration expenditures on the Property over a four year period at an investment rate of at least $750,000 per year. The Company will earn a 20% vested interest in the AuroTellurio Property in the first year of the AuroTellurio Option Agreement by investing $750,000 in an exploration program and up to an additional 60% interest in the Property, in blocks of 20% each, by investing an additional $750,000 in the exploration program in each of the following three years, or sooner, and meeting all of the other required terms of the AuroTellurio Option Agreement. Each 20% interest will vest earlier if each year’s cash and stock payments to Mexivada and $750,000 exploration expenditure investment are completed earlier than scheduled.

Mexivada and its Mexican subsidiary hold only the mineral rights in the AuroTellurio Property, which rights were granted by the government of Mexico.  Neither Mexivada nor its Mexican subsidiary owns the real property rights to the land underlying the La Viuda Concessions.  The Company expects to obtain a surface rights agreement with the landowner on whose property the La Viuda Concessions are located to conduct its exploration program, and obtaining this agreement is a precondition to the Closing.

Under the terms of the Agreement, the Company will act as “Operator,” exclusively responsible, in consultation with Mexivada, for carrying out and administering exploration, development and mining work on the AuroTellurio Property.  If costs of the exploration program exceed the agreed upon $300,000 investment, the Company will share additional costs with Mexivada on a proportionate share basis.  Once the Company has earned its full 80% interest in the AuroTellurio Property, the Company will form a joint venture with Mexivada applicable to the further development and commercialization of the AuroTellurio Property. The Closing is expected to take place prior to the end of the Company’s second fiscal quarter.

NOTE 4 – MINING RIGHTS

On February 11, 2011, the Company entered into a property option agreement (the “AuroTelurio Option Agreement”) with Mexivada Mining Corp. (“Mexivada”) to acquire up to an 80% interest in Mexivada’s concessions comprising its AuroTelurio tellurium-gold-silver property (the “La Viuda Concessions,” the “AuroTelurio Property” or the “Property”) in Mexico.

Under the terms of the AuroTelurio Option Agreement, the Company will acquire up to an 80% legal and beneficial ownership interest in the AuroTelurio Property by making certain cash payments and share issuances to Mexivada and incurring certain exploration expenditures on the Property. See Note 10 for the Company’s commitments under the AuroTelurio Option Agreement.

Mexivada and its Mexican subsidiary hold only the mineral rights in the AuroTellurio Property, which rights were granted by the government of Mexico. Neither Mexivada nor its Mexican subsidiary owns the real property rights to the land underlying the La Viuda Concessions. Prior to the first closing under the AuroTellurio Option Agreement on August 4, 2011, the Company obtained a surface rights agreement with the landowner on whose property the La Viuda Concessions are located to conduct its mineral exploration program. The agreement became effective June 17, 2011, runs for a term of 12 months and may be extended for two additional years under the same terms. The Company will pay the land owner $14,400 for each year in which the Company carries out exploration work on this land.

On August 4, 2011, the Company conducted the first closing (the “First Closing”) under the AuroTellurio Option Agreement. The purchase price for the First Closing was $30,000 in cash and 250,000 restricted shares of common stock of the Company, fair valued at $17,500 based on the market price on the date of issuance. The $30,000 in cash includes the $20,000 deposits paid to Mexivada in December 2010 in connection with signing the binding offer letter agreement, which provided the Company with additional time to perform its due diligence, raise a financing, and prepare a definite purchase agreement. At the closing, the Company paid the remaining $10,000 in cash and issued 250,000 shares of common stock to Mexivada.

In exchange, the Company received from Mexivada four fully executed title deeds, each transferring to the Company a twenty percent (20%) interest in the La Viuda Concessions comprising the AuroTellurio Property, to be held in escrow by the Company's counsel until fully vested in accordance with their terms. If the Company defaults on its commitments under the AuroTelurio Option Agreement or otherwise determines not to proceed with the acquisition of the AuroTelurio Property, all unvested interests and related title deeds in the AuroTelurio Property will be returned to Mexivada.

RELATED PARTY TRANSACTIONS	81 Months Ended	90 Months Ended
	Jan. 31, 2011	Oct. 31, 2011
RELATED PARTY TRANSACTIONS

NOTE 4 – RELATED PARTY TRANSACTIONS

Accounts Payable – Related Party

At January 31, 2011 and January 31, 2010, the Company owed $52,250 and $175,394, respectively, to certain stockholders for legal and consulting fees, and to Incorporated Communications Services for administrative services. During the year ended January 31, 2011, $157,665 of the payable to Gottbetter & Partners, LLP (“G&P”) for legal services provided during August 2007 and November 2010 was forgiven and treated as a contribution of capital to the Company. See Note 8.

Conversion of Related Party Note Payables

Modified Promissory Notes

Between September 2009 and October of 2010, an officer and three stockholders loaned the Company an aggregate of $31,500 for working capital purposes. The loans bore interest between 0% and 10%, matured between October 2010 and September 2011 and were unsecured.  In September 2010, two of the related party non-interest bearing loans, totaling $5,000, matured.  The two loans were modified in September 2010, whereby the maturity dates were extended from September 9, 2010 to September 9, 2011. The Company evaluated the modification under FASB ASC 470-50 and determined they did not qualify as extinguishments of debt.

On October 13, 2010, the aforementioned loans issued to an officer and three stockholders by the Company in 2009 and 2010, totaling $31,500, were amended to require their mandatory conversion, without interest, at a conversion price of $0.025 per share upon the initial closing of a private placement offering, which occurred on December 22, 2010.  In addition, the interest rates on all of the notes were reduced to zero and the accrued interest on the notes totaling $1,511 was forgiven.

The Company evaluated the aforementioned loan modifications under FASB ASC 470-50 and determined the modifications qualified as an extinguishment of debt due to a substantive conversion option being added. In accordance with FASB ASC 470-50-40-2, the extinguishment of debt was accounted for as a capital transaction. A gain on the extinguishment of $1,511 was recorded as additional paid-in capital. The Company also evaluated the conversion options under FASB ASC 815-15 for derivative treatment and determined the conversion options are not required to be accounted for as derivatives.

Upon the initial closing of a private placement offering on December 22, 2010, the $31,500 promissory notes were converted to 1,260,000 shares at a conversion price of $0.025 per share. See Note 8.

Convertible Notes

In June 2010, a stockholder loaned the Company $10,000 for working capital purposes. The loan was unsecured, bore interest of 10 percent per annum, and was initially due in June 2011. On September 16, 2010, this loan was modified whereby the interest rate was reduced to zero and the term of the loan was revised to September 2011. In addition, a conversion option was added whereby the note is convertible at the holder’s option at $0.03 and mandatorily convertible at a lower rate of $0.025 upon the initial closing of a private placement offering, which occurred on December 22, 2010.

The Company evaluated the aforementioned loan modification under FASB ASC 470-50 and determined the modification qualified as an extinguishment of debt due to a substantive conversion option being added. The Company also evaluated the conversion option under FASB ASC 815-15 for derivative treatment and determined the conversion option is required to be accounted for as a derivative due to the conversion rate reset provision. The issuance date fair value of the conversion option was determined to be $2,137 (see Note 6). In accordance with FASB ASC 470-50-40-2, the extinguishment of debt was accounted for as a capital transaction. A net loss on the extinguishment of $1,885 was recorded as additional paid-in capital.

On September 16, 2010, the Company issued related party convertible notes totaling $45,000 to an officer and two stockholders.  The convertible notes are non-interest bearing, mature in one year, and are convertible at the option of the borrower into common shares at a conversion rate of $0.03 per share. In addition, the notes are mandatorily convertible at a lower rate of $0.025 upon the initial closing of a private placement offering, which occurred on December 22, 2010.

The Company evaluated the aforementioned conversion options under FASB ASC 815-15 for derivative treatment and determined the conversion options are required to be accounted for as a derivative due to the conversion rate reset provisions. The issuance date fair value of the conversion options was determined to be $9,618 (see Note 6). This original fair value was recorded as a discount on the notes and was to be amortized over the life of the notes using the effective interest rate method. At the date of the conversion on December 22, 2010, any unamortized debt discount was recorded as an expense and included in other expenses on the statement of expenses as of January 31, 2011.

On September 16, 2010, the Company issued another related party convertible note totaling $5,000 to a stockholder. The convertible note is non-interest bearing, mature in one year, and is convertible at the option of the borrower into common shares at a conversion rate of $0.03 per share. In addition, the note is mandatorily convertible at a lower rate of $0.025 upon the initial closing of a private placement offering, which occurred on December 22, 2010. The money on the note was not received by the Company until December 22, 2010, the date of the initial closing of a private placement offering, and therefore, the Company concluded it did not qualify for derivative treatment; instead, it was treated as a regular purchase of the Company’s common stock.

Upon the initial closing of a private placement offering on December 22, 2010, the total of $65,000 convertible notes were converted to 2,400,000 shares at $0.025 per share. See Note 8.

Compensation of Officers and Directors

In January 2011, the Company entered into an arrangement with George Duggan to serve as the Company’s Chief Operating Officer effective January 17, 2011. Under the terms of the arrangement, the Company will pay Mr. Duggan a $2,500 fee per month for his services. The $2,500 fee for the month of January was accrued for as of January 31, 2011 and recorded in the general and administrative expense on the statements of operations.

Legal, Consulting, and Other Professional Fees

The Company has entered into a 12-month retainer agreement with G&P, effective December 1, 2010, pursuant to which the Company will pay G&P, a stockholder of the Company, a monthly fee of $5,500 for providing legal services relating to SEC regulatory compliance and reporting requirements. As of January 31, 2011, the Company had an outstanding advance payment for these services in the amount of $22,000 and incurred $11,000 in legal fees as of January 31, 2011.

On December 15, 2010, the Company issued 500,000 shares to G&P for legal services provided to the Company, fair valued at $12,500, which was recorded as the stock-based compensation expense in the general and administrative expense on the statements of operations.

For the years ended January 31, 2011 and 2010, legal fees to G&P totaled $189,155 and $135,554, respectively, and primarily related to SEC filings, acquisitions, private placement offerings, and other general corporate matters. The legal fees incurred are included in the general and administrative expense on the statements of operations. The $46,250 and $175,394 of legal fees outstanding are in the accounts payable to related party on the balance sheets as of January 31, 2011 and 2010, respectively.

In December 2010, the Company entered into a consulting agreement with Oberal International, Inc. (“Oberal”), a stockholder of the Company. Oberal will provide the Company with regular and customary capital markets and corporate finance consulting advice, including recommendations concerning investor and strategic introductions to potential industry partners. The agreement became effective December 15, 2010, runs for a term of 90 days and may be extended upon the mutual agreement between the parties. In consideration of services to be rendered by Oberal, the Company agreed to pay Oberal $25,250 for the term of the agreement. As of January 31, 2011, the Company had an outstanding advance payment for these services in the amount of $11,783 and incurred $13,467 in consulting fees as of January 31, 2011. The consulting fees incurred are included in the general and administrative expense on the statements of operations.

In January 2011, the Company entered into an administrative services agreement with Incorporated Communications Services (“ICS”), a California corporation. George Duggan, the Company’s Chief Operations Officer, is the Vice President of ICS. Pursuant to the agreement with ICS, ICS will make available its address in La Canada, California to serve as the Company’s corporate headquarters and communications office, and provide the Company with basic administrative services, including coordinating and routing incoming telephone calls, handling investor inquiries, assisting in the preparation of press releases, developing an informational website and coordinating with the auditors and financial statement preparers. The Company will pay ICS a monthly fee of $6,000 for these services. This agreement with ICS became effective January 1, 2011, runs for a term of 12 months and may be extended or terminated by the parties upon 60 days prior notice. As of January 31, 2011, the Company recorded an accrual of $6,000 for services provided by ICS for the month of January 2011, which is recorded in the general and administrative expense on the statements of operations.

In January 2011, the Company entered into a consulting agreement with Melechdavid, Inc., a stockholder of the Company. Melechdavid, Inc. will provide certain consulting services to the Company’s business for a term of 90 days, commencing on January 18, 2011, the effective date of this agreement, and fair valued at $12,500. The agreement may be extended upon the mutual agreement between the parties. In consideration of services to be rendered by Melechdavid, Inc., the Company agreed to issue the 500,000 restricted shares of its common stock, $0.001 per share. As of January 31, 2011, the Company has not yet issued its common stock to Melechdavid, Inc. In the general and administrative expense on the statements of operations for the year ended January 31, 2011, the Company recorded the $1,944 of stock-based compensation expense for the services provided by Melechdavid, Inc. to the Company in January 2011.

The Company incurred certain acquisition-related consulting and marketing costs to Michael Baybak & Co., Inc., a stockholder of the Company, totaling $13,819 for the year ended January 31, 2011. There were no fees payable to Michael Baybak & Co., Inc. for the year ended January 31, 2010.

NOTE 5 – RELATED PARTY TRANSACTIONS

Compensation of Officers and Directors

Officers and director fees totaled $13,500 and $0 for the three months ended October 31, 2011 and 2010, respectively, and $50,000 and $0 for the nine months ended October 31, 2011 and 2010, respectively. The total compensation of officers and directors was recorded as a component of general and administrative expenses.

Legal, Consulting and Other Professional Fees

Effective December 1, 2010, the Company has entered into a 12-month retainer agreement with a stockholder, pursuant to which the Company will pay a monthly fee of $5,500 for providing legal services relating to SEC regulatory compliance and reporting requirements. In May 2011, the Company signed an addendum to the retainer agreement for legal representation relating to the Mexivada acquisition. The Company reached the maximum payment of $50,000 per the addendum as of October 31, 2011.

For the three months ended October 31, 2011 and 2010, the Company’s professional legal fees totaled $59,445 and $40,088 respectively, and primarily related to SEC filings and other general corporate matters. For the nine months ended October 31, 2011 and 2010, the Company’s legal fees totaled $101,674 and $108,055, respectively, and primarily related to SEC filings, acquisitions, private placement offerings, and other general corporate matters. The legal fees incurred were included as a component of general and administrative expenses. A total of $9,400 outstanding payable for legal services provided was included in the Company’s consolidated balance sheets as of October 31, 2011, compared to $46,250 outstanding as of January 31, 2011. As of October 31, 2011 and January 31, 2011, the Company prepaid $0 and $22,000 for legal services rendered.

Additionally, the Company incurred consulting expenses with several of its stockholders, which provided the Company with regular and customary capital markets and corporate finance consulting advice. The Company incurred $0 and $11,783 in consulting fees during the three and nine months ended October 31, 2011. The $11,783 fees were recorded as a prepaid expense in the Company’s consolidated balance sheets as of January 31, 2011. In addition, the Company issued the 500,000 restricted shares of its common stock, $0.001 per share, on February 28, 2011, to one of its stockholders and recorded the $0 and $10,555 of stock-based compensation expense for the services provided to the Company in the three and nine months ended October 31, 2011. Consulting fees and the stock-based compensation expense were included as a component of general and administrative expenses in the Company’s consolidated statements of expenses.

On June 6, 2011, the Company entered into consulting agreement with another stockholder of the Company. The Company engaged the stockholder to provide certain consulting services related to the Company’s business for a minimum period through June 5, 2013 for a monthly compensation fee of $6,000. The Company incurred $18,000 and $30,000 in consulting fees related to this agreement for the three and nine months ended October 31, 2011, which were included as a component of general and administrative expenses.

In January 2011, the Company entered into an administrative services agreement with Incorporated Communications Services (“ICS”), a California corporation. George Duggan, the Company’s Chief Operations Officer, is the Vice President of ICS. Pursuant to the agreement with ICS, ICS will make available its address in La Canada, California to serve as the Company’s corporate headquarters and communications office, and provide the Company with basic administrative services, including coordinating and routing incoming telephone calls, handling investor inquiries, assisting in the preparation of press releases, developing an informational website and coordinating with the auditors and financial statement preparers. The Company pays ICS a monthly fee of $6,000 for these services. This agreement with ICS became effective January 1, 2011, runs for a term of 12 months and may be extended or terminated by the parties upon 60 days prior notice. The Company incurred $18,000 and $54,000 in management fees for the three and nine months ended October 31, 2011, which were included as a component of general and administrative expenses. Additionally, the Company reimbursed ICS for the expenses related to the services provided in the amount of $2,296 and $8,649 for the three and nine months ended October 31, 2011. As of October 31, 2011 and January 31, 2011, the outstanding payable to ICS was $0 and $6,000, respectively, recorded in the Company’s consolidated balance sheets.

DERIVATIVE LIABILITIES	81 Months Ended	90 Months Ended
	Jan. 31, 2011	Oct. 31, 2011
DERIVATIVE LIABILITIES

NOTE 5 – DERIVATIVE LIABILITIES

Convertible Notes

As discussed in Note 5, $55,000 in outstanding convertible notes qualified for derivative treatment under FASB ASC 815-15 due to conversion rate reset provisions. The Company estimated the fair value of these liabilities on September 16, 2010 to be $11,755. $2,137 was included in the gain/loss determination for extinguished debt and $9,618 was recorded as a discount on the associated debt.

The derivative liabilities were fair valued on December 22, 2010, the conversion date, at $91,365 resulting in a loss on the change in fair value of $79,610 for the year ended December 31, 2010. Due to conversion, the Company derecognized derivative liabilities associated to convertible notes to equity, in accordance with FASB ASC 815. Additionally, any unamortized debt discount was recorded as an expense and included in other expenses on the statement of expenses as of January 31, 2011.

The Company used the Black-Scholes option pricing model to estimate the fair values with the following assumptions: the market price of the Company’s common stock on the measurement dates of $0.01 and $0.05, no expected dividend yield; expected volatilities ranging from 246% to 271%; risk-free interest rates of 0.25%; and expected terms ranging from 1 to 0.7 years.

 Derivative Warrant Instruments

In December 2010 and January 2011 Unit Offering, the Company incurred liabilities for the estimated fair value of derivative warrant instruments in the form of warrants.  The estimated fair value of the derivative warrant instruments was calculated using the Black-Scholes option pricing model and amounted $1,323,133 at the grant dates as of December 22, 2010 and January 13, 2011. These estimates were revalued to $2,305,770 at balance sheet date as of January 31, 2011, with the total $982,637 change in value recorded as unrealized loss in non-operating expense.

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	30,739,129
Market price of the Company’s common stock on the measurement dates	$0.05 and $0.09
Exercise price	$1.125
Risk free interest rate	0.475%
Dividend yield	0.00%
Volatility	257.95%
Expected exercise term in years	1.5

NOTE 6 – DERIVATIVE LIABILITIES

Derivative Warrant Instruments

In the December 2010 and January 2011 Unit Offering, the Company incurred liabilities for the estimated fair value of derivative warrant instruments in the form of warrants. The estimated fair value of the derivative warrant instruments was calculated using the Black-Scholes option pricing model and amounted to $1,323,133 at the grant dates as of December 22, 2010 and January 13, 2011. These estimates were re-valued as being $2,305,770 and $1,674,290 at the balance sheet dates as of January 31, 2011 and October 31, 2011, respectively. The Company recorded $128,981 and $631,480 change in value as unrealized gain in non-operating income for the three and nine months ended October 31, 2011, respectively.

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	30,739,129
Market price of the Company’s common stock on the measurement dates	$0.05 and 0.09
Exercise price	$0.125
Risk free interest rate	0.475%
Dividend yield	0.00%
Volatility	257.95%
Expected exercise term in years	1.5

In April 2011, the Company added to the Unit Offering a first over-allotment option. As such, the Company incurred liabilities for the estimated fair value of derivative warrant instruments in the form of warrants. The estimated fair value of the derivative warrant instruments was calculated using the Black-Scholes option pricing model and amounted to $71,973, $131,077, and $88,824 at the grant dates of April 7, 2011, April 13, 2011, and April 30, 2011, respectively. The April 2011 grants were re-valued as being $238,389 at the balance sheet date of October 31, 2011. The Company recorded a $22,123 and $53,485 change in value as unrealized gain in non-operating expense for the three and nine months ended October 31, 2011, respectively.

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	4,000,000
Market price of the Company’s common stock on the measurement dates	$0.08 and 0.10
Exercise price	$0.125
Risk free interest rate range	0.61 – 0.81%
Dividend yield	0.00%
Volatility range	268.16 – 284.75%
Expected exercise term in years	1.5

In June and July 2011, the Company closed its first and second over-allotment options. The Company incurred liabilities for the estimated fair value of derivative warrant instruments in the form of warrants. The estimated fair value of the derivative warrant instruments was calculated using the Black-Scholes option pricing model and amounted to $149,203 and $102,957 at the grant dates of June 15, 2011 and July 15, 2011, respectively. The grants were re-valued as being $247,030 at the balance sheet date of October 31, 2011. The Company recorded a $25,036 and $5,130 change in value as unrealized gain in non-operating expense for the three and nine months ended October 31, 2011.

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	4,000,000
Market price of the Company’s common stock on the measurement dates	$0.07 and 0.08
Exercise price	$0.125
Risk free interest rate range	0.37 – 0.38%
Dividend yield	0.00%
Volatility range	315.50 – 317.98%
Expected exercise term in years	1.5

FAIR VALUE MEASUREMENTS	81 Months Ended	90 Months Ended
	Jan. 31, 2011	Oct. 31, 2011
FAIR VALUE MEASUREMENTS

NOTE 6 – FAIR VALUE MEASUREMENTS

As defined in FASB ASC Topic 820, fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This Topic requires disclosure that establishes a framework for measuring fair value and expands disclosure about fair value measurements. The statement requires fair value measurements be classified and disclosed in one of the following categories:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. The Company considers active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Pricing inputs other than quoted market prices included in Level 1 that are based on observable market data and are directly or indirectly observable for substantially the full term of the asset or liability. These include quoted market prices for similar assets or liabilities, quoted market prices for identical or similar assets in markets that are not active, adjusted quoted market prices, inputs from observable data such as interest rate and yield curves, volatilities or default rates observable at commonly quoted intervals or inputs derived from observable market data by correlation or other means.

Level 3: Pricing inputs that are unobservable or less observable from objective sources. Unobservable inputs should only be used to the extent observable inputs are not available. These inputs maintain the concept of an exit price from the perspective of a market participant and should reflect assumptions of other market participants. An entity should consider all market participant assumptions that are available without unreasonable cost and effort. These are given the lowest priority and are generally used in internally developed methodologies to generate management's best estimate of the fair value when no observable market data is available.

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

Certain assets and liabilities are reported at fair value on a recurring or nonrecurring basis in the Company’s balance sheet. The following methods and assumptions were used to estimate the fair values:

Cash, Prepaid assets, Mining rights (deposits), Accounts payable, and Accrued liabilities

The carrying amounts approximate fair value because of the short-term nature or maturity of the instruments.

Derivative liabilities

The Company’s determination of fair value of its derivative instruments incorporates various factors required under FASB Topic ASC 815. The fair values of the Company’s derivatives are valued using less observable data from objective sources as inputs into internal valuation models. Therefore, the Company considers the fair value of its derivatives to be Level 3 hierarchy. At January 31, 2011, the aggregate Level 3 fair value of the derivative liabilities was $2,305,770. There were no derivatives as of January 31, 2010.

NOTE 7 – FAIR VALUE MEASUREMENTS

As defined in FASB ASC Topic 820, fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This Topic requires disclosure that establishes a framework for measuring fair value and expands disclosure about fair value measurements. The statement requires fair value measurements be classified and disclosed in one of the following categories:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. The Company considers active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Pricing inputs other than quoted market prices included in Level 1 that are based on observable market data and are directly or indirectly observable for substantially the full term of the asset or liability. These include quoted market prices for similar assets or liabilities, quoted market prices for identical or similar assets in markets that are not active, adjusted quoted market prices, inputs from observable data such as interest rate and yield curves, volatilities or default rates observable at commonly quoted intervals or inputs derived from observable market data by correlation or other means.

Level 3: Pricing inputs that are unobservable or less observable from objective sources. Unobservable inputs should only be used to the extent observable inputs are not available. These inputs maintain the concept of an exit price from the perspective of a market participant and should reflect assumptions of other market participants. An entity should consider all market participant assumptions that are available without unreasonable cost and effort. These are given the lowest priority and are generally used in internally developed methodologies to generate management's best estimate of the fair value when no observable market data is available.

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

Certain assets and liabilities are reported at fair value on a recurring or nonrecurring basis in the Company’s consolidated balance sheets. The following methods and assumptions were used to estimate the fair values:

Cash, Prepaid assets, Mining rights (deposits), Accounts payable, and Accrued liabilities

The carrying amounts approximate fair value because of the short-term nature or maturity of the instruments.

Derivative liabilities

The Company’s determination of fair value of its derivative instruments incorporates various factors required under FASB Topic ASC 815. The fair values of the Company’s derivatives are valued using less observable data from objective sources as inputs into internal valuation models. Therefore, the Company considers the fair value of its derivatives to be Level 3 hierarchy. At October 31, 2011 and January 31, 2011, the aggregate Level 3 fair value of the derivative liabilities was $2,159,709 and $2,305,770, respectively.

The following table sets forth a reconciliation of changes in the fair value of financial assets and liabilities classified as level 3 in the fair value hierarchy:

	Significant Unobservable Inputs (Level 3)
	Three Months Ended		Nine Months Ended
	October 31,	October 31,	October 31,	October 31,
	2011	2010	2011	2010
Balance as of July 31, 2011 and January 31, 2011	$(2,335,849)	$-	$(2,305,770)	$-
Change in fair value	176,140	-	690,095	-
Additions	-	(78,811)	(544,034)	(78,811)
Ending balance as of October 31, 2011	$(2,159,709)	$(78,811)	$(2,159,709)	$(78,811)

Realized and unrealized gain (loss) on derivatives, net, included in earnings for the period ended October 31, 2011 and 2010	$176,140	$(67,056)	$690,095	$(67,056)

EQUITY	81 Months Ended	90 Months Ended
	Jan. 31, 2011	Oct. 31, 2011
EQUITY

NOTE 7 – EQUITY

Common Stock

On July 5, 2007, the Company effected a forward split of its common stock on the basis of 6.35 shares for each share issued and outstanding. The accompanying financial statements and all share information in these footnotes have been adjusted on a retroactive basis to reflect the impact of this forward stock split.

During July 2005, the Company issued 46,990,000 shares to its founders for $7,400 in cash.

During July 2005, the Company issued 6,985,000 shares for $11,000.

During August 2005, the Company issued 1,778,000 shares for $56,000.

On May 29, 2007, the Company issued 12,700,000 shares to its former officers for services provided. The common stock was valued at $2,000.

In August 2007, the Company issued 1,190,000 shares as a result of the conversion of the Debentures, in the amount of $595,000.

For the period ended January 31, 2008, the Company recognized a total of $235,668 for donated consulting services. The consulting services were performed by third parties in connection with the acquisition of Holdings, and with the reversal of the acquisition of Holdings. The third parties made the determination to forgive the Company’s liability. The forgiveness of debt was recorded as contributed capital.

During February 2008, the Company issued 120,000 shares for $60,000.

During the year ended January 31, 2009, the Company cancelled 2,000,000 shares.

On September 18, 2008, the Company issued 4,000,000 shares for $20,000.

During the year ended January 31, 2010, the Company cancelled 250,000 shares.

On December 10, 2010, the Company increased its total authorized shares of preferred stock from 10,000,000 to 22,000,000 and designated such shares as Series A Convertible Preferred Stock, par value $0.001 per share, to be issued to certain accredited investors in the private placement offering. Each share of Series A Preferred Stock is convertible at any time into one share of common stock, subject to a 9.99% conversion blocker, and participates in dividends and other distributions on an equivalent basis with the Company’s common stock. The Series A Preferred Stock does not carry voting rights.

On December 10, 2010, the Company amended its 2007 Stock Option Plan by increasing to 16,000,000 shares the number of common shares authorized for issuance, subject to change in the case of any recapitalization of the Company’s common stock.

On December 21, 2010, the Company issued 3,660,000 shares to certain note holders upon conversion of outstanding convertible promissory notes. See Note 5.

On December 21, 2010, the Company issued 18-month warrants to the PPO subscribers, pursuant to which the PPO subscribers will have the right to purchase, at $0.125 per whole share, one-half of a share for each common share purchased in the PPO completed in December 2010 and January 2011. See Note 6.

On December 21, 2010, the Company’s Board of Directors authorized to reserve for issuance (i) the 22,000,000 shares of common stock into which the Series A Convertible Preferred Stock is convertible; (ii) the 30,739,129 and 1,190,000 shares issuable upon conversion of the 2010 and 2007 warrants, respectively; and (iii) the 16,000,000 shares that can be issued under the Company’s 2007 Stock Option Plan.

Private Placement Offering

On December 22, 2010, the Company sold to various persons (collectively, the “Investors”) 58,478,258 units of its securities (the “Units”) for gross proceeds of $1,461,956, at an offering price of $0.025 per Unit.  Each of 36,478,258 of the Units consists of one common share and a warrant to purchase one-half share at $0.125 per whole share. Each of the remaining 22,000,000 Units consists of one share of the Company’s Series A Convertible Preferred Stock and warrants to purchase one-half of one share of common stock. The warrants will be exercisable from issuance until eighteen months after the closing of the PPO.

On January 13, 2011, the Company sold an additional 5,000,000 Units for a total price of $125,000. The Company repurchased and cancelled 2,000,000 Units for $50,000. As of January 13, 2011, cumulatively the Company has sold a total of 61,478,258 Units for a total price of $1,586,956. The Company incurred closing costs of $15,500, resulting in net proceeds from the Offering of $1,571,456. The Company plans to apply the net proceeds of the closing primarily towards the AuroTellurio Acquisition (see Note 4) and certain outstanding accounts payable and working capital.

Capital Contribution

During the year ended January 31, 2011, a stockholder of the Company, G&P, wrote off accounts payable totaling $157,665 on behalf of the Company.  No shares were issued in exchange for this capital contribution.

Shares for Services

Pursuant to a Consulting Services Agreement between the Company and an unrelated party, dated as of October 15, 2010, the Company issued 4,000,000 shares as consideration for professional services rendered relating to business development and corporate finance. The 4,000,000 shares were valued at $220,000, or $0.05 per share, using the closing price of the Company’s common stock on the date the agreement was executed.

On December 15, 2010, the Company issued the 500,000 shares to G&P, a stockholder of the Company, for legal services previously provided to the Company. The 500,000 shares were valued at $12,500, or $0.025 per share, using the purchase price of the Company’s common stock in the initial private placement offering held in December 2010.

Pursuant to a Consulting Services Agreement as of January 18, 2011 between the Company and Melechdavid, Inc., a stockholder of the Company, the Company agreed to issue the 500,000 restricted shares for future services relating to business development and corporate finance. The 500,000 shares were valued at $12,500, or $0.025 per share, using the purchase price of the Company’s common stock in the second private placement offering held in January 2011.

The Company recognized non-cash stock-based compensation expense of $234,445 during the year ended January 31, 2011 in connection with these issuances.

Pursuant to a merger agreement in 2007, the Company cancelled 44,450,000 shares and issued 31,000,000 shares to a merger partner stockholder. As a result of cancelling and unwinding the Merger, those 31,000,000 shares were canceled.

In connection with the terms of the 2007 Merger, and cancellation and reversal of the Merger, an officer and director of the Company made advances to, and incurred expenses on behalf of the Company of $31,000.  The Company reimbursed this officer by issuing 31,000,000 shares.  On December 22, 2010, the Company repurchased and cancelled 13,000,000 of those shares from Mr. Davidson at a price of $13,000.

NOTE 8 – EQUITY

Private Placement Offering

On December 22, 2010, the Company sold to various persons (collectively, the “Investors”) 58,478,258 units of its securities (the “Units”) for gross proceeds of $1,461,956, at an offering price of $0.025 per Unit. Each of 36,478,258 of the Units consists of one common share and a warrant to purchase one-half share at $0.125 per whole share. Each of the remaining 22,000,000 Units consists of one share of the Company’s Series A Convertible Preferred Stock and warrants to purchase one-half of one share of common stock. The warrants will be exercisable from issuance until eighteen months after the closing of the PPO.

On January 13, 2011, the Company sold an additional 5,000,000 Units for a total price of $125,000. The Company repurchased and cancelled 2,000,000 Units for $50,000.

In connection with the aforementioned over-allotment options, the Company sold an additional 8,000,000 Units for a total price of $200,000 in the quarter ended April 30, 2011. Additionally, the Company sold 8,000,000 units for a total purchase price of $200,000 in the quarter ended July 31, 2011.

As of July 31, 2011, cumulatively, the Company has sold a total of 77,478,258 Units for a total price of $1,936,956. The Company incurred closing costs of $19,000, resulting in net proceeds from the Offering of $1,917,956. The Company plans to apply the net proceeds of the closing primarily towards the AuroTellurio Acquisition (see Note 4), for the relief of certain outstanding accounts payable, and for working capital purposes.

AuroTellurio Acquisition

On August 4, 2011, in connection with the First Closing under the AuroTellurio Option Agreement, the Company issued to Mexivada 250,000 shares of its restricted common stock, at $0.001 per share. The issued stock was fair valued at $17,500 based on the market price on the date of issuance.

CONVERTIBLE DEBENTURES AND WARRANTS	81 Months Ended
Jan. 31, 2011
CONVERTIBLE DEBENTURES AND WARRANTS

NOTE 8 – CONVERTIBLE DEBENTURES AND WARRANTS

On June 22, 2007, and June 28, 2007, the Company issued a series of convertible debentures.  In connection with a failed merger attempt in 2007, the money was loaned to the proposed merger partner and warrants were issued in connection with the conversion of the loans into common stock.  These warrants remain outstanding.

A summary of the status of 2007 warrants granted as of January 31, 2011 and 2010 is as follows:

		Average
		Exercise
Description	Shares	Price

Outstanding at January 31, 2009	1,190,000	$0.75
Outstanding at January 31, 2010	1,190,000	$0.75
Outstanding at January 31, 2011	1,190,000	$0.75

A summary of the status of 2007 warrants outstanding as of January 31, 2011 is presented below:

Warrants Outstanding				Warrants Exercisable
		Weighted	Weighted		Weighted
Range of		Average	Average		Average
Exercise	Number	Remaining	Exercise	Number	Exercise
Prices	Outstanding	Life Years	Price	Exercisable	Price
$0.75	1,190,000	1.46	$0.75	1,190,000	$0.75

INCOME TAXES	81 Months Ended
Jan. 31, 2011
INCOME TAXES

NOTE 9 – INCOME TAXES

No provision for federal income taxes has been recognized for the years ended January 31, 2011 and 2010 as the Company incurred a net operating loss for income tax purposes in each year and has no carryback potential.

The Company had deferred income tax assets as of January 31, 2011 and 2010 as follows:

	2011	2010

Loss carryforwards	$805,412	$240,014
Less - Valuation allowance	(805,412)	(240,014)
Total net deferred tax assets	$-	$-

The Company had net operating loss carryforwards for income tax reporting purposes of $2,301,176 and $685,753 as of January 31, 2011 and 2010, respectively, that may be offset against future taxable income. These net operating loss carryforwards may be carried forward in varying amounts until the time when they begin to expire in 2027 through 2031. Current tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs or a change in the nature of the business.  Therefore, the amount available to offset future taxable income may be limited.

COMMITMENTS AND CONTINGENCIES	81 Months Ended	90 Months Ended
	Jan. 31, 2011	Oct. 31, 2011
COMMITMENTS AND CONTINGENCIES

NOTE 10 – COMMITMENTS AND CONTINGENCIES

From time to time, the Company may become involved in lawsuits and legal proceedings that arise in the ordinary course of business. The Company is currently not aware of any such legal proceedings or claims that could have, individually or in the aggregate, a material adverse effect on its business, financial condition, operating results, or cash flows.

As discussed above in Note 5, the Company entered into several agreements with related parties. On December 1, 2010, the Company entered into a 12-month retainer agreement with G&P, pursuant to which the Company will pay G&P a monthly fee of $5,500 for providing legal services relating to SEC regulatory compliance and reporting requirements.

In January 2011, the Company entered into an administrative services agreement with Incorporated Communications Services. Pursuant to this agreement, ICS will make available its address in La Canada, California to serve as the Company’s corporate headquarters and communications office, and provide the Company with basic administrative services, including coordinating and routing incoming telephone calls, handling investor inquiries, assisting in the preparation of press releases, developing an informational website and coordinating with the auditors and financial statement preparers. The Company will pay ICS a monthly fee of $6,000 for these services. This agreement with ICS became effective January 1, 2011, runs for a term of 12 months and may be extended or terminated by the parties upon 60 days prior notice.

On January 17, 2011, the Company entered into an independent contractor consulting agreement with George Duggan pursuant to which the Company agreed to pay to Mr. Duggan $2,500 per month for 12 months beginning January 17, 2011 for his services rendered to the Company as the Chief Operating Officer. The agreement runs for a term of 12 months and may be extended by agreement of the parties.  The agreement may be terminated by the Company for cause during its term or for any reason after the first 12 months upon five days prior notice, and by the executive officer for any reason upon 30 days prior notice. The Company has also agreed to reimburse the executives for all reasonable pre-approved out-of-pocket expenses incurred in connection with their performance under the agreements.

In January 2011, the Company entered into a consulting agreement with Melechdavid, Inc., which will provide certain consulting services to the Company’s business for a term of 90 days, commencing on January 18, 2011, the effective date of this agreement, and fair valued at $12,500. The agreement may be extended upon the mutual agreement between the parties. In consideration of services to be rendered by Melechdavid, Inc., the Company agreed to issue the 500,000 restricted shares of its common stock, $0.001 per share.

NOTE 10 – COMMITMENTS AND CONTINGENCIES

In addition to $30,000 cash payment and 250,000 stock issuance made at the First Closing under the AuroTellurio Option Agreement on August 4, 2011 (see Note 4), assuming the Company exercises its right to acquire each of the four twenty percent (20%) interests in the AuroTelurio Property, the Company will make the following cash payments and share issuances to Mexivada: (i) $40,000 and 250,000 shares on the first anniversary of the Closing; (ii) $50,000 and 300,000 shares on the second anniversary of the Closing; (iii) $70,000 and 350,000 shares on the third anniversary of the Closing; and (iv) $100,000 and 500,000 shares on the fourth anniversary of the Closing. In connection with the AuroTellurio Option Agreement, the Company will pay an aggregate total of $290,000 in cash and 1,650,000 restricted shares of its common stock.

Under the terms of the AuroTellurio Option Agreement, the Company is also committed to incur $3,000,000 in cumulative exploration expenditures on the Property over a four year period at an investment rate of at least $750,000 per year. The Company will earn a 20% vested interest in the AuroTellurio Property in the first year of the AuroTellurio Option Agreement by investing $750,000 in an exploration program and up to an additional 60% interest in the Property, in blocks of 20% each, by investing an additional $750,000 in the exploration program in each of the following three years, or sooner, and meeting all of the other required terms of the AuroTellurio Option Agreement. Each 20% interest will vest earlier if each year’s cash and stock payments to Mexivada and $750,000 exploration expenditure investment are completed earlier than scheduled.

Under the terms of the Agreement, the Company will act as “Operator,” exclusively responsible, in consultation with Mexivada, for carrying out and administering exploration, development and mining work on the AuroTellurio Property. If costs of the exploration program exceed the agreed upon $3,000,000 investment, the Company will share additional costs with Mexivada on a proportionate share basis. Once the Company has earned its full 80% interest in the AuroTellurio Property, the Company will form a joint venture with Mexivada applicable to the further development and commercialization of the AuroTellurio Property.

The Company obtained a surface rights agreement with the landowner on whose property the La Viuda Concessions are located to conduct its mineral exploration program, effective June 17, 2011. The Company will pay the land owner $14,400 for each year in which the Company carries out exploration work on this land. The Company has begun Phase 1 of its exploration program and it is currently conducting mapping, trenching and sampling programs at the AuroTellurio Property. These activities will be followed by planned gravity and magnetic geophysical surveys in preparation for an initial 3,000-meter drilling program that is planned for implementation by the end of the year or in early 2012. As of the date of this filing, the Company incurred $311,631 since inception in its exploration and development expenditures, which are expensed as incurred.

SUBSEQUENT EVENTS	81 Months Ended	90 Months Ended
	Jan. 31, 2011	Oct. 31, 2011
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

Consulting Agreement

On February 1, 2011, the Company entered into an independent contractor consulting agreement with James Davidson pursuant to which the Company agreed to pay to Mr. Davidson $5,000 per month for 12 months beginning February 1, 2011 for his services rendered to the Company as the Chief Executive Officer.

NOTE 11 – SUBSEQUENT EVENTS

The Company evaluates subsequent events through the date when financial statements are filed with the SEC.

Effective November 4, 2011, the Company has entered into a geophysical survey agreement with MPX Geophysics Ltd. (“MPX”), pursuant to which MPX will perform aerial surveys over the AuroTellurio Property by the end of the year or in yearly 2012 for an estimated amount of $69,260.

BASIS OF PRESENTATION	90 Months Ended
Oct. 31, 2011
BASIS OF PRESENTATION

NOTE 2 – BASIS OF PRESENTATION

The accompanying unaudited interim consolidated financial statements as of October 31, 2011 and 2010 and for the three and nine months then ended have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information, and pursuant to the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission and on the same basis as the annual audited financial statements. The consolidated financial statements as of and for the three and nine months ended October 31, 2011 and 2010 are unaudited. In the opinion of management, these consolidated financial statements include all adjustments, which, unless otherwise disclosed, are of a normal recurring nature, necessary for a fair presentation of the financial position, results of operations, and cash flows for the periods presented. The results for interim periods are not necessarily indicative of results for the entire year. The balance sheet at January 31, 2011 has been derived from audited financial statements; however, the notes to the consolidated financial statements do not include all of the information and notes required by accounting principles generally accepted in the United States of America for complete financial statements. The accompanying unaudited interim consolidated financial statements should be read in conjunction with the financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended January 31, 2011 as filed with the SEC.

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, CalGold de Mexico, S. de R.L. de C.V., formed to explore mining opportunities in Mexico. All material intercompany balances and transactions have been eliminated.

STOCK-BASED COMPENSATION	90 Months Ended
Oct. 31, 2011
STOCK-BASED COMPENSATION

NOTE 9 – STOCK-BASED COMPENSATION

Shares for Services

The Company issued 500,000 restricted shares of common stock to one of its stockholders for consulting services rendered and recognized stock-based compensation expense of $0 and $10,555 during the three and nine months ended October 31, 2011. During the three and nine months ended October 31, 2010, the Company issued 4,000,000 common shares to the individual in payment for the services to be rendered and recorded $220,000 as stock-based compensation. The Company valued the shares based on market value on the date of the agreements.

Stock Options

The Company has a stock-based compensation plan known as the 2007 Stock Option Plan (the “Plan”). The Plan provides for the granting of incentive and non-qualified stock options to acquire common shares in the capital of California Gold Corp. The number of shares authorized under the Plan is 16,000,000. As of October 31, 2011, 5,000,000 shares remain available for future grants under the Plan.

On July 27, 2011, the Company granted options to purchase 11,000,000 shares of its common stock to its employees and outside consultants. These options have a 10-year term and were granted with an exercise price of $0.09. The one third of these options, or 3,666,667, vested on the date of the grant, with the remaining two thirds vesting on the first and second anniversaries of the date of grant. All vested options are exercisable, in full or in part, at any time after vesting, until termination. As of October 31, 2011, no options were exercised or forfeited. The Company recorded stock-based compensation expense attributable to options of $82,498 and $412,487 during the three and nine months ended October 31, 2011. As of October 31, 2011, there was approximately $577,481 of total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over the period of 1.75 years.

Outstanding options had $0 intrinsic value at October 31, 2011, due to the exercise price being greater than the value of the Company’s common stock at the reporting date.

The fair value of options granted in July 2011 was measured at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Market price of the Company’s common stock on grant date	$0.09
Risk free interest rate	3.01%
Dividend yield	0.00%
Volatility	260.65%
Expected life	6 years
Expected forfeiture rate	0.00%